Description of Organization, Business Operations and Going Concern - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 08, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 09, 2021	Jan. 19, 2021	Jan. 14, 2021
Entity incorporation, date of incorporation				Jan. 15, 2021
Shares issued, price per share	$ 10.00			$ 10.00
Proceeds from issuance initial public offering				$ 3,000,000
Proceeds from issuance of private placement				$ 9,900,000
Percentage of the net assets of the target company excluding the amount of any deferred underwriting commissions				80.00%
Equity method investment ownership percentage	50.00%			50.00%
Number of business days to complete business combination				24 months
Interest expense, trust account				$ 100,000
Liquidation basis of accounting, liquidation plan				(i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims.
Term of restricted investments				180 days
Cash	$ 787,378			$ 787,378			$ 0
Cash deposited in Trust Account per share	$ 10.00
Marketable securities held in Trust Account	$ 345,005,244			345,005,244
Working Capital Deficit	$ 552,204			552,204
Interest income				$ 5,244
Stock issued during period value issued for services			$ 12,500
Underwriter deferred discount		$ 12,075,000
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period	100.00%
Period to complete Business Combination from closing of Initial Public Offering	24 months
Minimum [Member]
Share price	$ 10.00			$ 10.00
Sponsor [Member]
Debt instrument face value	$ 300,000			$ 300,000		$ 300,000
Working Capital Loan [Member] | Sponsor [Member]
Working capital loans convertible into shares	$ 1,500,000			$ 1,500,000
Debt conversion covertible conversion price	$ 10.00			$ 10.00
Due to Related Parties	$ 0			$ 0
Asset Held In Trust Account [Member]
Shares issued, price per share	$ 10.00			$ 10.00
Public Stockholders [Member]
Net tangible assets				$ 5,000,001
Percentage of public shareholding eligible for redemption without prior consent				15.00%
IPO [Member]
Stock shares issued during the period shares		345,000,000
Shares issued, price per share		$ 10.00
Sale of stock issue price per share		10.00
Over-Allotment Option [Member]
Stock shares issued during the period shares				4,500,000
Shares issued, price per share		10.00
Sale of stock issue price per share		$ 10.00
Additional number of shares purchased	4,500,000	4,500,000		4,500,000
IPO Including Overallotment Option [Member]
Proceeds from issuance initial public offering		$ 34,500,000
Common Class A [Member]
Common stock par value per share	$ 0.0001			$ 0.0001
Common Class A [Member] | IPO [Member]
Stock shares issued during the period shares		30,000,000		34,500,000
Common stock par value per share		$ 0.0001
Shares issued, price per share	10.00			$ 10.00
Common Class A [Member] | Private Placement [Member]
Stock shares issued during the period shares		990,000	990,000	990,000
Common stock par value per share	0.0001	$ 0.0001		$ 0.0001
Shares issued, price per share		$ 10.00
Proceeds from issuance of private placement		$ 9,900,000		$ 9,900,000
Sale of stock issue price per share	$ 10.00			$ 10.00
Common Class A [Member] | Pipe One Investors [Member]
Common stock par value per share					$ 0.0001
Common stock shares subscribed but not issued					16,855,000
Common stock value subscriptions					$ 168,550,000
Founder Shares [Member]
Stock issued during period value issued for services				$ 25,000